Combined Consolidated Statements of Operations (Parentheticals) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Non-cash stock based compensation, capitalized amount	$ 1,649,000	$ 1,066,000	$ 223,000	$ 197,000	$ 2,715,000	$ 420,000
Non-cash stock based compensation, capitalized amount	$ 1,128,000	$ 2,190,000	$ 477,000	$ 458,000	$ 3,318,000	$ 936,000